Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial assets and liabilities disclosed in the financial statements on a recurring basis are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance establishes a three-level hierarchy that prioritizes the inputs used to measure fair value as follows:
Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for     similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant     to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value, as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Rayonier Inc. Common Stock Fund	$5,466,927	—	—	$5,466,927
Mutual Funds	45,476,878	—	—	45,476,878
Total Investments in the Fair Value Hierarchy	$50,943,805	—	—	50,943,805

Investments Measured at Net Asset Value (a):
Pooled Separate Investment Accounts				7,575,799
Common Collective Trust Funds				65,186,082
Total Investments at Net Asset Value				72,761,881

Total Investments at Fair Value				$123,705,686

(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value, as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Rayonier Inc. Common Stock Fund	$6,421,012	—	—	$6,421,012
Mutual Funds	83,963,115	—	—	83,963,115
Total Investments in the Fair Value Hierarchy	$90,384,127	—	—	90,384,127

Investments Measured at Net Asset Value (a):
Pooled Separate Investment Accounts				10,917,670
Common Collective Trust Funds				20,890,519
Total Investments at Net Asset Value				31,808,189

Total Investments at Fair Value				$122,192,316

(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The asset or liability’s measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The fair value of Rayonier Inc. Common Stock Fund is measured using the unit value calculated from the observable market price of the stock plus the cost of the short-term investment fund, which approximates fair value. These non-pooled separate investment accounts are deemed to be Level 1 investments.
Mutual Funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded and to be Level 1 investments.
Common Collective Trust Funds are measured using the unit value calculated based on the net asset value (“NAV”) of the underlying assets as a practical expedient. The NAV is based on the fair value of the underlying investments held by each fund less liabilities divided by the units outstanding as of the valuation date. These funds are not publicly traded; however, the unit price calculation is based on observable market inputs of the funds’ underlying assets. As of December 31, 2025 and 2024, there were no unfunded commitments. There are no participant redemption restrictions for these investments and participants can transact daily in these funds. Plan level withdrawal of the common collective trust funds requires a five day written notice and is subject to obtaining the cash requirement available on the liquidation date.
Pooled Separate Investment Accounts are measured using the unit value calculated based on the NAV of the underlying pool of securities as a practical expedient. The NAV is based on the fair value of the underlying investments held by each fund less liabilities. Purchases and sales may occur daily within these accounts. As of December 31, 2025 and 2024, there were no unfunded commitments. Should the Plan initiate a full redemption on any of the pooled separate investment accounts, the redemption period is immediate.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table summarizes the Plan’s investments measured at fair value based on NAV per share, as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Common Collective Trust Funds:
Stable Value	$17,518,614	$19,395,942
Small Cap Growth	1,286,262	1,494,577
Small Cap Value	1,832,611	—
Large Cap Value	2,855,978	—
Target Date Funds	41,692,617	—
Total Common Collective Trust Funds	$65,186,082	$20,890,519

Pooled Separate Investment Accounts:
Large Cap Value	$678	$2,995,605
Mid Cap Index	4,785,896	4,692,214
Multi Sector Bond	2,655,105	3,229,851
Government Money Market	134,120	—
Total Pooled Separate Investment Accounts	$7,575,799	$10,917,670